Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Surety bonds and letters of credit facility outstanding	$ 709.0	$ 705.9
Purchase price obligation, payment of net revenue percentage	6.00%